Debt Obligations (Details Narrative) - USD ($)													3 Months Ended			6 Months Ended		12 Months Ended
	May 15, 2021	Feb. 09, 2021	Feb. 01, 2021	Nov. 11, 2020	Oct. 22, 2020	Oct. 15, 2020	Oct. 13, 2020	Sep. 29, 2020	Sep. 18, 2020	Apr. 17, 2020	Oct. 11, 2019	Aug. 30, 2018	Jun. 30, 2021	Apr. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2024	Sep. 18, 2024	Oct. 22, 2023	Sep. 18, 2023	Jun. 08, 2021	Nov. 25, 2020	Dec. 31, 2017
Debt Instrument [Line Items]
Proceeds from related party debt																$ 2,623,258		$ 2,381,793	$ 2,123,963
Repayments of debt from related party																414,954	709,256	3,787,498
Debt instrument face amount											$ 1,000,000
Interest expense													$ 508,525		$ 437,214	941,603	860,599	1,731,171	1,016,079
Debt instrument discount																		230,599	261,817
Amortization of discount																15,347	15,524	31,218	(122,733)
Accrued interest expense													98,415			98,415		104,097	92,794
Financing and operating lease liabilities																		28,322,494	16,528,506
City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument interest rate										1.00%
Debt instrument term										2 years
Economic Injury Disaster Loan [Member]
Debt Instrument [Line Items]
Debt forgiveness	$ 10,000
US Premium Finance [Member] | First Policy Loan [Member]
Debt Instrument [Line Items]
Insurance policy premium percentage				5.26%
Insurance policy premium				$ 80,858
Insurance policy down payment				20,266
Proceeds from insurance				60,532
Finance charges				$ 1,469
US Premium Finance [Member] | Second Policy Loan [Member]
Debt Instrument [Line Items]
Insurance policy premium percentage								3.50%
Insurance policy premium								$ 464,704
Insurance policy down payment								94,102
Proceeds from insurance								371,904
Finance charges								$ 5,992
US Premium Finance [Member] | Policy Loan [Member]
Debt Instrument [Line Items]
Finance contract													170,363			170,363		226,737
DWAG Valdosta [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 6,064,560			788,256			788,256
WingHouse [Member] | Paycheck Protection Program (PPP) [Member]
Debt Instrument [Line Items]
Debt instrument, loan received																								$ 4,542,860
Fat Patty's [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument face amount													4,293,913			4,293,913
Interest expense													69,765			106,991
Debt instrument interest rate									3.00%
Debt instrument term									5 years
Debt instrument, loan amount									$ 4,369,860
Fat Patty's [Member] | City National Bank [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																					15.00%		15.00%
Fat Patty's [Member] | Paycheck Protection Program (PPP) [Member]
Debt Instrument [Line Items]
Debt instrument, loan received																									$ 884,600
Loan Agreement [Member]
Debt Instrument [Line Items]
Repayments of debt from related party																		1,099,692	235,002
Debt instrument face amount											12,250,000							10,915,306	12,014,998
Interest expense													151,097			306,315		621,309	123,961
Repayment of loan													384,434			859,854
Seenu G. Kasturi [Member]
Debt Instrument [Line Items]
Guaranteed lease and promissory note payments													58,750,000			58,750,000
Compensation to guarantor													2,937,500			2,937,500
Seenu G. Kasturi [Member] | Agreement to Guarantee Obligations [Member]
Debt Instrument [Line Items]
Guaranteed lease and promissory note payments													2,646,091			2,646,091		2,646,091
Kasturi Children's Trust [Member]
Debt Instrument [Line Items]
Debt instrument face amount											1,250,000
Interest expense													18,648			37,295		75,205	9,452
Soaring Wings [Member]
Debt Instrument [Line Items]
Debt instrument face amount											1,000,000
Interest expense																		44,604	12,603
Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Interest expense													9,314		9,314	18,526	18,627	37,478	37,273
Debt instrument discount												$ 155,732	61,297			61,297		76,806	76,734
Amortization of discount													7,762			15,347		31,132
Principal outstanding																622,929
Secured Convertible Promissory Note [Member] | Seenu G. Kasturi [Member]
Debt Instrument [Line Items]
Proceeds from related party debt												$ 622,929
City National Bank [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount											12,250,000		10,148,919			10,148,919
SW Note [Member] | Soaring Wings [Member]
Debt Instrument [Line Items]
Payment description							which: (i) the maturity dates of each of the SW Notes was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of $17,882 on the First SW Note commencing January 1, 2021, and (iii) ARC WingHouse agreed to make quarterly interest payments of $12,500 on the Second SW Note commencing January 1, 2021. ARC WingHouse elected to repay the SW Note balance in its entirety on December 29th, 2020
Debt instrument maturity date							Oct. 15, 2021
First SW Note [Member] | Soaring Wings [Member]
Debt Instrument [Line Items]
Periodic interest payment							$ 17,882
Second SW Note [Member] | Soaring Wings [Member]
Debt Instrument [Line Items]
Payment description							which: (i) the maturity was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of $12,500 on the Second SW Note commencing January 1, 2021. ARC WingHouse elected to repay the SW Note balance in its entirety with the final payment made on December 1, 2020.
Debt instrument maturity date							Oct. 15, 2021
Periodic interest payment							$ 12,500
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument discount													215,162			215,162		537,773
Financing and operating lease liabilities													29,390,495			29,390,495		28,015,319
Promissory Note [Member] | Soaring Wings [Member]
Debt Instrument [Line Items]
Debt instrument face amount											792,100
Interest expense											$ 44,604
Debt instrument interest rate											9.00%
Paycheck Protection Program [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Proceeds from bank			$ 4,048,850
Repayments of bank debt														$ 4,059,948
Blue Victory Holdings, Inc [Member]
Debt Instrument [Line Items]
Proceeds from related party debt																2,623,258		2,381,793	277,707
Repayments of debt from related party																414,954		3,492,089	71,877
Debt instrument face amount													2,208,304			2,208,304		0	1,110,296
Interest expense													32,205		$ 16,864	39,866	$ 36,727	$ 36,727	$ 20,281
Debt instrument interest rate																										6.00%
Kasturi Children's Trust and ARC WingHouse [Member] | SW Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount						$ 625,000
Debt instrument maturity date						Oct. 15, 2021
ARC WingHouse LLc [Member] | Loan and Security Agreement [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument maturity date					Nov. 22, 2021
Debt instrument interest rate					3.00%
Debt instrument term					5 years
Debt instrument, loan amount					$ 3,180,900								3,180,900			3,180,900
Accrued interest expense													49,214			49,214
ARC WingHouse LLc [Member] | Loan and Security Agreement [Member] | City National Bank [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																				15.00%		15.00%
ARC WingHouse LLc [Member] | First SW Note [Member]
Debt Instrument [Line Items]
Monthly payments of principal and interest						$ 17,882
ARC WingHouse LLc [Member] | Second SW Note [Member]
Debt Instrument [Line Items]
Monthly payments of principal and interest						$ 12,500
Ascentium Capital [Member] | Financing Lease Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 188,977											177,412			177,412
Interest expense													$ 2,485			$ 2,950
Debt instrument interest rate		6.99%
Debt instrument term		72 months
Monthly payments of principal and interest		$ 2,507